Commitments (Details Narrative) (CAD)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Monthly rent paid during the period	1,970	3,690	3,355